FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	9 Months Ended
Sep. 30, 2021
Financial Instruments And Risk Management
Schedule of financial instruments and risk management

					As at September 30, 2021
	Carrying amount	Contractual cash flows	Remainder of the year	Year 2022	Year 2023	2024 and Onward
Account payables and accrued liabilities	15,576	15,576	15,576	-	-	-
Lease liabilities	2,372	2,979	257	427	410	1,885
Borrowings	2,014	2,044	49	208	225	1,562
Convertible bond	14,647	19,628	646	2,427	16,555	-

Schedule of cash in currencies

	As at September 30, 2021 $	As at December 31, 2020 $
Cash in US dollar	13,113	-
Canadian dollar equivalents	16,707	-